Borrowings - Schedule of Financial Liabilities by Maturity Grouping (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	€ 19,441	€ 4,576
Trade payables and customer advances	317,060	326,245
Borrowings	224,797
Lease liabilities	927,195	731,589
Other non-current financial liabilities	109,688
Total	1,598,181	€ 1,414,231
Total contractual cash flows
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	19,441
Trade payables and customer advances	317,060
Borrowings	238,394
Lease liabilities	1,114,003
Other non-current financial liabilities	109,688
Total	1,798,586
Within 1 year
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	18,610
Trade payables and customer advances	317,060
Borrowings	103,452
Lease liabilities	180,062
Other non-current financial liabilities	0
Total	619,184
Between 1 and 2 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	32,810
Lease liabilities	160,095
Other non-current financial liabilities	0
Total	192,905
Between 2 and 3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	74,017
Lease liabilities	139,205
Other non-current financial liabilities	59,183
Total	272,405
Beyond 3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	831
Trade payables and customer advances	0
Borrowings	28,115
Lease liabilities	634,641
Other non-current financial liabilities	50,505
Total	€ 714,092